BTCS Inc.

9466 Georgia Avenue #124

Silver Spring, MD 20910

July 23, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re: BTCS Inc.

Draft Registration Statement on Form S-3

To the Staff of the Division of Corporation Finance:

BTCS Inc. (the “Issuer”) is submitting a draft registration statement on Form S-3 (the “Registration Statement”) via EDGAR to the Securities and Exchange Commission for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933 (the “Securities Act”). The Registration Statement submitted herewith relates to a universal shelf offering of the Issuer’s securities.

The Issuer hereby undertakes to publicly file the Registration Statement and all non-public draft submissions at least two business days prior to the requested effective time and date of the Registration Statement pursuant to Rule 461 under the Securities Act. As such, the filings will be publicly available on the EDGAR system at least two business days prior to any requested effective time and date.

Please direct any questions or comments regarding the Registration Statement to Brian Bernstein, Esq. of Nason Yeager Gerson Harris & Fumero, P.A., the Issuer’s legal counsel, at bbernstein@nasonyeager.com or at 561-686-3307.

Sincerely,

BTCS Inc.

By:	/s/ Charles Allen
Charles Allen, Chief Executive Officer